Expenses for shipping activities - Disclosure of general and administrative expense explanatory (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Wages and salaries	$ (7,332)	$ (3,849)
Social security costs	(1,603)	(512)
Equity-settled share-based payments	0	851
Activated costs	358	0
Other employee benefits	(750)	(570)
Employee benefits	(9,327)	(4,080)
Administrative expenses	(25,780)	(21,031)
Tonnage Tax	(866)	(1,766)
Claims	(477)	(20)
Provisions	163	148
Total general and administrative expenses	$ (36,287)	$ (26,749)